United States
Securities and Exchange Commission
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
FILED ON FEBRUARY 14, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT AND FOR WHICH THAT REQUEST IS NO LONGER NECESSARY.

Check here if Amendment ( x );  Amendment Number: 1_____
This Amendment (Check only one.): (   ) is a restatement
                                  ( x ) adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:           CREDIT SUISSE FIRST BOSTON, INC.
Address:        11 MADISON AVENUE
                NEW YORK, NY 10010

Form 13F File Number:  28-2205

This Form 13F is being filed by Credit Suisse First Boston, Inc., on behalf of Credit Suisse First Boston, a Swiss bank ("CSFB Bank"), and its subsidiaries identified on this report. The ultimate parent company of CSFB Bank is Credit Suisse Group.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:           MICHAEL LUDWIG
TITLE:          VICE PRESIDENT
PHONE:          212-538-3866

Signature, Place, and Date of Signing:

MICHAEL LUDWIG                New York, New York           March 02, 2005
 (Signature)                   (City, State)                  (Date)

Report Type (Check only one.):

( ) 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

(   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number               Name
---------------------  -------------------------------------
1. 028-03702              Credit Suisse Asset Management LLC/NY
2. 028-10202              Credit Suisse Asset Management LTD/UK

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         1

Form 13F Information Table Value Total:         $            3,520
                                                    (thousands)

List of Other Included Managers:

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 Credit Suisse First Boston Management
                                 Corporation*

         Form 13F File Number    Name
3.       28-2205                 Credit Suisse First Boston LLC**

         Form 13F File Number    Name
4.       28-




* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.


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
                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Select Medical Corp            COM              816196109     3520   200000 SH       DEFINED 03             200000        0        0

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